Loss per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Loss per Share
Note 16 — Loss per Share
Founders Convertible Preferred Stock, Convertible Preferred Stock, and unvested Restricted Stock Awards (“RSA’s”) are participating securities in periods of income, as the Founders Convertible Preferred Stock, Convertible Preferred Stock, and unvested RSAs participate in undistributed earnings on an as-if-converted
or
as-vested
basis. However, the Founders Convertible Preferred Stock, and Convertible Preferred Stock, do not share in losses.
The Company computes earnings per share of Common Stock using the two-class
method required for participating securities and does not apply the two-class
method in periods of net loss. Basic and diluted earnings per share were the same for the years presented as the inclusion of all potential Common Stock outstanding would have been anti-dilutive. Earnings per share calculations for all periods prior to the Business Combination have been retrospectively restated to the equivalent number of shares reflecting the exchange ratio established in the BCA. Subsequent to the Business Combination, earnings per share was calculated based on weighted average number of shares of common stock then outstanding.
The following tables set forth the computation of basic and diluted loss for the year ended December 31, 2021, 2020 and 2019:

	For The Year Ended December 31,
	2021		2020		2019
(in thousands, except share and per share amounts)	Class A Common	Class B Common	Class A Common	Class B Common	Class A Common	Class B Common
Net loss attributed to common stockholders	$(175,951)	$(81,831)	$(8,120)	$(60,174)	$(5,989)	$(47,190)
Adjustment to redemption value on Convertible Preferred Stock	(690,559)	(321,167)	—	—	—	—
Net loss attributed to common stockholders	$(866,510)	$(402,998)	$(8,120)	$(60,174)	$(5,989)	$(47,190)
Basic weighted average common shares outstanding	110,837,016	51,548,314	6,585,392	48,801,526	5,374,543	42,349,994
Dilutive weighted average common shares outstanding	110,837,016	51,548,314	6,585,392	48,801,526	5,374,543	42,349,994
Loss per share attributable to common stockholders:
Basic and Diluted loss per share	$(7.82)	$(7.82)	$(1.23)	$(1.23)	$(1.11)	$(1.11)
There were no preferred dividends declared or accumulated as of December 31, 2021, 2020 and 2019. The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	As of December 31,
	2021		2020		2019
	Class A Common	Class B Common	Class A Common	Class B Common	Class A Common	Class B Common
Stock options	7,310,199	—	8,546,017	—	5,821,379	—
RSUs	10,678,818	—	—	—	—	—
Convertible Preferred Stock	—	—	103,070,786	—	103,070,786	—
Warrants	—	—	480,520	—	480,520	—
RSAs	—	—	—	—	62,345	1,928,500
Total	17,989,017	—	112,097,323	—	109,435,030	1,928,500
For the Convertible Notes, before settlement, for purposes of diluted earnings (loss) per share, the Company applies the if-converted
method. However, because the adjustment to the numerator for interest expense was anti-dilutive, the Convertible Notes were not included in diluted earnings (loss) per share. Refer to Note 7 — Long-Term Debt for the key terms of the Convertible Notes.